UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         SHANNON D RADKE, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2005.

Looking back at 2005, clearly the most dramatic events were the one-two punch of Hurricanes Katrina and Rita. It goes without saying that the economic consequences for the Gulf Coast region have been enormous. More than a million people have been displaced, thousands of businesses and jobs have been disrupted or destroyed, and the infrastructure-notably for energy-took a severe beating. Despite elevated energy prices and hurricane-related disruptions, the expansion in economic activity appears solid. GDP has posted increases exceeding 3% for ten straight quarters. The labor market shows strength, particularly in light of the aftermath of the Gulf storms. These figures should remain robust as the fiscal stimulus from the federal government rebuild of the Gulf region takes place. Corporations are also likely to invest more to increase capacity as recent capacity utilization figures show factories are operating at close to a five-year high. Core inflation has stayed relatively low in recent months and longer-term inflation expectations remain contained. Nevertheless, possible increases in resource utilization as well as elevated energy prices have the potential to add to inflation pressures.
The Federal Reserve, keeping a watchful eye on the impact of surging oil prices, dolled out 0.25 percent increases in the Fed Funds rate at each of the FOMC meetings. Those actions left the rate at 4.25 percent, the highest level in 4 1/2 years. The rate hike in December was the 13th quarter point move since the Fed began raising rates in June 2004. At that time, the Funds rate was at a 46-year low of 1 percent. The FOMC also signaled some further rate hikes in months to come would be needed to keep inflationary pressures at bay. Put simply, here is how Fed rate hikes directly affect consumer spending. Most consumer credit rates and adjustable mortgage rates are tied to the Prime rate. This rate moves in lock step with the Fed Funds rate. As Prime increases, more money is taken from the consumer in the form of higher interest rates and therefore is not available for the purchase of goods and services. Since consumer spending makes up roughly two-thirds of our economy, when spending slows, the economy slows causing the Fed to pause and eventually begin cutting rates again to stimulate the economy lest it should fall into recession. The Feds short-term rate increases normally produce an increase in long-term rates. However, that hasnt occurred during this cycle of increases. Although the Fed controls short-term borrowing rates, longer-term rates move up and down on expectations of future economic growth and inflation concerns and are controlled by market participants. With this flattening of rates, the yield curve inverted with two-year yields eclipsing ten-year yields, albeit slightly. The inverted yield curve is invigorating the debate over its accuracy as a harbinger of economic downturn, even recession. In the past 30 years, the yield curve has inverted five out of the eight times the Fed has been tightening monetary policy. Each of those five times an economic recession has ensued. However, many economists say the yield curve is different this time. Factors, including strong demand from foreigners for U.S. debt, which drives up prices and drives down yields, reduce the usefulness of the yield curve as a predictor of economic recession.

Following the strong rally of last years fourth quarter and the abnormally high returns posted in 2003 and 2004, surging energy prices and rising interest rates took a toll on investors, as equities sagged in general in the first quarter of 2005. The Dow Jones Industrial average slid 2.6%, the broader S&P 500 Index also lost 2.6% for the quarter, while the tech-laden Nasdaq ended its worst first quarter performance in four years booking a loss of 8.1%. Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. For the second quarter, the Dow lost 2.2%, while the S&P gained 0.9% and the Nasdaq climbed 2.9%. One must marvel at the performance of the equity markets in the third quarter. The Dow was up 2.9%, the S&P 3.1% and the Nasdaq 4.6%. This occurred despite significant headwinds, such as persistent rate hikes from the Fed, even higher energy costs and, of course, the tragedy brought on by the Gulf Storms. While the fourth quarter equity market returns lagged the third quarter, they were enough to help offset the lackluster results of the first six months of 2005. For all of 2005, the returns in the equity markets were modest as the Dow lost 0.6% on the year, the S&P 500 gained 3% and the Nasdaq eked out a 1.4% gain.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed Funds rate twice, each by 25 basis points. The U.S. economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust. The fixed income markets rebounded from negative performance of the prior quarter and provided strong returns in the second quarter. Despite the consistent measured pace of the Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Feds rate actions, believing modestly higher short-term interest rates would muffle inflation gains. The third quarter of 2005 was similar in many respects to the first quarter. Interest rates increased meaningfully as the economy continued to perform well and the Federal Reserve persisted in hiking the Fed Funds rate. The fourth quarter of 2005 was a scaled-down version of the third quarter, with continued economic expansion and persistent interest rate hikes by the Fed. The Fed hiked the Fed Funds rate twice, each time by 25 basis points, and the yield curve continued to flatten.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,

/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 1.96% (at net asset value with distributions reinvested) for the year ended December 31, 2005.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed Funds rate twice, each by 25 basis points. The U.S. economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust. As a result, the Funds share price declined in the first quarter. The fixed income markets rebounded from negative performance of the prior quarter and provided strong returns in the second quarter as the Funds share price rebounded as well. Despite the consistent measured pace of the Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Feds rate actions, believing modestly higher short-term interest rates would muffle inflation gains. The third quarter of 2005 was similar in many respects to the first quarter. Interest rates increased meaningfully as the economy continued to perform well and the Fed persisted in hiking the Fed Funds rate. As rates increased in the third quarter, the funds share price declined. Perhaps the most significant aspect of the third quarter was the continued flattening of the yield curve. Clearly, the Fed was concerned about a pickup of inflation, although it would appear that longer-term bond investors were not. The fourth quarter of 2005 was a scaled-down version of the third quarter, with continued economic expansion and persistent interest rate hikes by the Fed. This led to a slight decline in the Funds share price. The Fed hiked the Fed Funds rate twice, each time by 25 basis points, and the yield curve continued to flatten.


Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
Septmeber 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 30, 2005                   $12,797                    $13,398                 $14,436

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through December 30, 2005   One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        1.96%       3.48%        4.93%         4.66%
Including Sales Charge       -2.62%       1.90%        3.98%         3.92%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current
maximum sales charge been in effect for the stated periods.    Return and
share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 2.24% (at net asset value with distributions reinvested) for the year ended December 31, 2005.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed Funds rate twice, each by 25 basis points. The U.S. economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust. As a result, the Funds share price declined in the first quarter. The fixed income markets rebounded from negative performance of the prior quarter and provided strong returns in the second quarter as the Funds share price rebounded as well. Despite the consistent measured pace of the Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Feds rate actions, believing modestly higher short-term interest rates would muffle inflation gains. The third quarter of 2005 was similar in many respects to the first quarter. Interest rates increased meaningfully as the economy continued to perform well and the Fed persisted in hiking the Fed Funds rate. As rates increased in the third quarter, the funds share price declined. Perhaps the most significant aspect of the third quarter was the continued flattening of the yield curve. Clearly, the Fed was concerned about a pickup of inflation, although it would appear that longer-term bond investors were not. The fourth quarter of 2005 was a scaled-down version of the third quarter, with continued economic expansion and persistent interest rate hikes by the Fed. This led to a slight decline in the Funds share price. The Fed hiked the Fed Funds rate twice, each time by 25 basis points, and the yield curve continued to flatten.


Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,357                 $14,436


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through December 30, 2005    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        2.24%       3.53%        4.75%         4.83%
Including Sales Charge       -2.32%       1.96%        3.79%         4.09%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current
maximum sales charge been in effect for the stated periods.    Return and
share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By:  William E. Dodge, President and CEO, Fox Asset Management, LLC
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 7.76% (at net asset value) for the year ended December 31, 2005.

Stocks worked their way lower in the first quarter of 2005, pressured by Surging oil prices and rising interest rates. The economy continued to Perform satisfactorily in the face of the higher energy and capital costs. Despite losses for the major indices during the first quarter, the Fund posted Positive results. Our overall emphasis on high quality names served us well. Our healthcare holdings performed well in the quarter as investors moved toward the companies with more stable earnings prospects. Also, our consumer staples stocks appreciated nicely. Additionally, our substantial underweight of the financial services sector, which we have long maintained, worked well as the Feds interest rate moves began to negatively affect shares in this sector. Finally, the overweight energy position rebounded impressively form the weakness seen in the fourth quarter of 2004.

Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. Signs that the economy may be cooling from its rapid pace of recent years buoyed investor hopes that the Fed may ease off the brakes earlier than expected, leading many investors to bid financial shares higher. Yet, Greenspan and Co. indicated that it would continue to hike rates to keep a lid on inflation, nudging the Fed funds rate to 3.25% on June 30th. This flattened the yield curve even further, thus squeezing banks net interest margins, especially those of less diversified institutions that depend more heavily on this basic source of income. For the second quarter the Dow had a small loss. The S&P 500 and the Nasdaq posted small gains as did the Fund. Healthcare continued to perform well, but weakness in certain of our cyclical names and our underweight to the financial services sector proved to be a drag on results.

One must marvel at the performance of the equity market in the third quarter as all major domestic market indices gained ground. The Fund gained ground as well despite significant headwinds, such as persistent rate hikes from the Federal Reserve, even higher energy costs and, of course, the tragedy brought on by the Gulf Storms. In general, while there was plenty to fret about, the market was extremely resilient. However, performance within the market was very uneven. Sector strength was very narrow (namely, energy and technology), while the number of stocks advancing roughly equaled the number declining.
For the Fund, performance was pretty good as our sector and stock emphasis more than participated in the rally.

Despite a strong global economy, the US stock market muddled through the fourth quarter. And while the fourth quarter equity market returns lagged the third quarter, they were enough to help offset the lackluster results of the first six months of 2005. A pullback in energy stocks, to which we maintain significant exposure, and an outperforming financial services sector, to which we remain underweight, were primarily responsible for the Funds underperformance in the final quarter.

For all of 2005, the returns in the equity markets were modest as most indices posted low single digit gains. For the Fund, performance was significantly better than the benchmarks for the year. The returns were particularly good considering the headwinds from the Federal Reserve and higher energy costs. While the energy sector was the top performing sector on Wall Street, the impact on Main Street was less discretionary income. Throw in the storms that ravaged the Gulf Region and one must concede that the market did pretty well in the face of gale force winds.

Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through December 30, 2005   One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        7.76%      13.05%        1.57%         3.00%
Including Sales Charge        2.13%      11.05%        0.49%         2.14%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By:  George C. Pierides, Senior Managing Director, Fox Asset Management, LLC
        Shannon D. Radke, President

Viking Small-Cap Value Fund provided a return of 4.18 % (at net asset value) for the year ended December 31, 2005.

Stocks worked their way lower in the first quarter of 2005, pressured by surging oil prices and rising interest rates. The economy continued to perform satisfactorily in the face of the higher energy and capital costs. Small-cap stocks succumbed to the same pressures that affected the major stock-market indices in the first quarter with the Russell 2000 Value Index declining 4.0%. Although those pressures were too much for the Fund to overcome fully, our exposure to energy and underweight to financial services and technology stocks aided results with the Fund posting a smaller loss.

Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. Signs that the economy may be cooling from its rapid pace of recent year buoyed investor hopes that the Fed may ease off the brakes earlier than expected, leading many investors to bid financial shares higher. Yet, Greenspan and Co. indicated that it would continue to hike rates to keep a lid on inflation, nudging the Fed funds rate to 3.25% on June 30th. This flattened the yield curve even further, thus squeezing banks net interest margins, especially those of less diversified institutions that depend more heavily on this basic source of income. For the second quarter the Dow had a small loss. The S&P 500 and the Nasdaq posted small gains. Small-cap stocks rebounded in the second quarter with the Russell 2000 Value Index gaining 5.1%. The Fund lagged the strong small-cap market, following its outperformance in the down market of the first quarter. Weakness in certain of our cyclical names and our underweight to the financial services proved to be a drag on results.

One must marvel at the performance of the equity market in the third quarter as all major domestic market indices gained ground. Small-cap stocks ended higher along with the major indices as the Russell 2000 Value Index advanced 3.1%.
The Fund gained ground as well despite significant headwinds, such as Persistent rate hikes from the Federal Reserve, even higher energy costs and, of course, the tragedy brought on by the Gulf Storms. In general, while there was plenty to fret about, the market was extremely resilient. However, performance within the market was very uneven. Sector strength was very narrow (namely, energy and technology), while the number of stocks advancing roughly equaled the number declining. For the Fund, performance was pretty good as our sector and stock emphasis more than participated in the rally. Our overweight to the energy sector and underweight to financials aided results as they did in the first quarter.

Despite a strong global economy, the US stock market muddled through the fourth quarter. And while the fourth quarter equity market returns lagged the third quarter, they were enough to help offset the lackluster results of the first six months of 2005. The Russell 2000 Value Index posted a very slight gain in the final quarter, while the Fund posted a small decline. A pullback in energy stocks, to which we maintain significant exposure, and an outperforming financial services sector, to which we remain underweight, were primarily responsible for the Funds underperformance in the final quarter.

For all of 2005, the returns in the equity markets were modest as most indices posted low single digit gains. Performance for the Fund was similar. The returns were particularly good considering the headwinds from the Federal Reserve and higher energy costs. While the energy sector was the top performing sector on Wall Street, the impact on Main Street was less discretionary income. Throw in the storms that ravaged the Gulf Region and one must concede that the market did pretty well in the face of gale force winds.

Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through December 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-12/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through December 30, 2005         One-Year   Three-Year    (Est. 5/3/01)
- ----------------------------------------------------------------------
Excluding Sales Charge               4.18%      17.74%          9.48%
Including Sales Charge              -1.31%      15.64%          8.23%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments
December 30, 2005

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  96.7%
General Obligations  16.6%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $179,736
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC) 5.1% 07/01/18                 250,000               266,217
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000                99,960
Misoula Cnty MT Ref (XLCA) 3.75%   07/01/14                                      250,000               247,495
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               253,843
MT St Long Range Building Pg - Ser G  4.00%  08/01/16                            250,000               251,207
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               110,144
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               265,008
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                80,186
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               108,369
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA) 4.25% 07/01/24                   200,000               199,300
                                                                                                     ---------
                                                                                                     2,061,320
                                                                                                     ---------
Continuing Care Revenue Bonds  2.0%
MT Fac Fin Auth Marias Med Ctr  3.80%  01/01/10                                  175,000               172,744
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                34,328
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                40,414
                                                                                                     ---------
                                                                                                       247,486
                                                                                                     ---------
Higher Education Revenue Bonds  13.6%
MT Brd Regents U of M Hgher Ed Rev Ser J (MBIA) 4.00% 05/15/16                   300,000               297,138
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               434,907
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                82,459
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               165,873
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                77,306
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               142,526
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                78,645
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               411,362
                                                                                                     ---------
                                                                                                     1,690,216
                                                                                                     ---------
Hospital Revenue Bonds  22.8%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               150,855
MT Fac Fin Auth Rev Bozeman Deaconess 4.125% 06/01/18                            200,000               191,354
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               156,348
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               532,000
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               210,146
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               210,156
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               532,912
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               377,370
*MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16              450,000               474,039
                                                                                                     ---------
                                                                                                     2,835,180
                                                                                                     ---------
Housing Revenue Bonds  14.3%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             70,000                69,897
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 85,000                84,523
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 70,000                69,658
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 120,000               121,652
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 135,000               121,339
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              185,000               188,530
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              385,000               392,427
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               248,718
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               480,000               478,109
                                                                                                     ---------
                                                                                                     1,774,853
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 9.7%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               254,392
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               173,936
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               251,228
MT St Hlth Fac Auth Hlth Care Rev State Hosp  (AMBAC)  5.00%  06/01/22           500,000               521,310
                                                                                                     ---------
                                                                                                     1,200,866
                                                                                                     ---------
Transportation Revenue Bonds  5.1%
MT St Dept Trnsf Rev Grant Antic Hwy 93 (MBIA)  5.00%  06/01/20                  100,000               105,940
MT St Dept Trans Rev Grant Antic Hwy 93  (MBIA)  4.00%  06/01/14                 250,000               251,183
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               271,665
                                                                                                     ---------
                                                                                                       628,788
                                                                                                     ---------
Water Revenue Bonds 0.8%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               101,480
                                                                                                     ---------
                                                                                                       101,480
                                                                                                     ---------
Other Revenue Bonds  11.7%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               112,706
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               112,430
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               215,280
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               129,411
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               263,237
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               105,166
Puerto Rico Mun Fin Agy Ser A (FSA) 5.25%  08/01/21                              200,000               217,048
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               301,760
                                                                                                     ---------
                                                                                                     1,457,038
                                                                                                    ----------

Total Municipal Bonds (cost $11,887,353)                                                            11,997,227

SHORT-TERM INVESMENTS 2.6%
Federated Municipal Obligations Fund #852                                        325,000               325,000
                                                                                                    ----------
Total Short-Term Investments (cost: $325,000)                                                          325,000
                                                                                                     ---------

TOTAL MARKET VALUE OF  SECURITIES OWNED  99.3%  (COST $12,212,353)                                  12,322,227

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.7%                                                   86,155
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,236,208 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,408,382
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association



VIKING MUTUAL FUNDS
Schedule of Investments
December 30, 2005

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  99.8%

General Obligations  24.2%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $74,578
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                95,762
Bismarck ND Pub Sch Dist No 1 (FGIC)  4.50%  05/01/16                             55,000                54,847
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                61,949
Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                  200,000               207,622
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                52,300
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                50,958
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                70,750
Mandan ND Ref Impt Ser C (AMBAC) 4.00% 05/01/18                                  150,000               147,051
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                51,548
Wahpeton ND Pub Sch Dist No 37 (FSA)  4.10%  05/01/15                            100,000                98,968
*West Fargo ND Ref & Imp  5.00%  05/01/18                                        250,000               260,723
West Fargo ND Ref & Impt (AMBAC)  4.00%  05/01/15                                200,000               205,550
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                53,128
                                                                                                     ---------
                                                                                                     1,580,855
                                                                                                     ---------
Building Authority Revenue Bonds  6.9%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,336
GF Cnty ND Bldg Auth Lease Rev 4.00%  12/01/14                                   100,000                98,405
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,041
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                52,357
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                94,374
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                       100,000               101,839
                                                                                                     ---------
                                                                                                       451,352
                                                                                                     ---------
Education Revenue Bonds  6.9%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                52,671
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          290,000               296,936
West Fargo Pub School District Bldg Auth Lease Rev 4.20% 05/01/17                100,000                99,975
                                                                                                     ---------
                                                                                                       449,582
                                                                                                     ---------
Higher Education Revenue Bonds  14.7%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                59,526
ND St Brd Hgher Ed Student Svcs Facs MSU 5.00%  08/01/18                         175,000               174,368
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  5.00%  04/01/18                250,000               264,025
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000                97,504
ND St Brd Hgher Ed Rev Hsg & Aux Facs NSDU (FGIC) 4.00% 04/01/15                 150,000               150,244
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                99,723
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                98,075
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,769
                                                                                                     ---------
                                                                                                       969,234
                                                                                                     ---------
Hospital Revenue Bonds  12.3%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               337,327
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               104,090
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                69,553
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               152,806
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,859
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,846
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,377
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,000
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,883
                                                                                                     ---------
                                                                                                       802,709
                                                                                                     ---------
Housing Revenue Bonds  15.7%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                24,935
ND St Hsg Fin Agy Home Mtg Ser B  3.50%   07/01/10                               295,000               291,752
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               152,669
ND St Hsg Fin Agy Rev Hsg Fin Pg  4.60%  01/01/15                                200,000               198,398
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin-C  4.45%  07/01/16                    200,000               196,804
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         10,000                 9,972
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,984
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      55,000                54,779
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                     80,000                80,335
                                                                                                     ---------
                                                                                                     1,024,628
                                                                                                     ---------
Transportation Revenue Bonds  2.4%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               159,969
                                                                                                     ---------
                                                                                                       159,969
                                                                                                     ---------
Water Revenue Bonds  5.4%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                53,956
ND St Water Comm Rev Ref Prog Ser A (MBIA)  4.00%  08/01/13                      150,000               151,385
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               150,831
                                                                                                     ---------
                                                                                                       356,172
                                                                                                     ---------
Other Revenue Bonds  11.2%
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                51,816
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               153,120
Grand Forks ND Sales Tax Rev (MBIA)  3.50%  12/15/10                             150,000               149,322
Grand Forks Sales Tax Rev Alerus Project (MBIA)  5.00%  12/15/21                 115,000               122,650
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,654
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                50,936
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                16,560
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               163,172
                                                                                                     ---------
                                                                                                       733,230
                                                                                                     ---------

Total Municipal Bonds (cost $6,502,679)                                                              6,527,731

SHORT-TERM INVESMENTS 2.1%
Federated Municipal Obligations Fund #852                                        140,000               140,000
                                                                                                    ----------
Total Short-Term Investments (cost: $140,000)                                                          140,000
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED  101.9% (COST $6,642,679)                                      6,667,731

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.9)%                                              (127,208)
                                                                                                    ----------

NET ASSETS APPLICABLE TO 644,755 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $6,540,523
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Schedule of Investments
December 30, 2005

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  95.7%
Basic Materials 20.5%
ALCOA                                                            3,400                $100,538
Anadarko Petroleum                                                 600                  56,850
Apache                                                             800                  54,816
BP Amoco Plc ADR                                                 1,000                  64,220
Bunge Limited                                                    1,400                  79,254
Dow Chemical                                                       900                  39,438
Chevron Texaco                                                   1,600                  90,832
Conoco Phillips                                                  1,600                  93,088
Exxon Mobil                                                      2,000                 112,340
Rio Tinto Plc ADR                                                  300                  54,837
                                                                                      --------
                                                                                       746,213
                                                                                      --------
Conglomerates  3.9%
Honeywell                                                        1,900                  70,775
ITT Industries                                                     700                  71,974
                                                                                      --------
                                                                                       142,749
                                                                                      --------
Consumer Goods  9.2%
Dean Foods*                                                      1,900                  71,554
Johnson Controls                                                 1,000                  72,910
Kimberly-Clark                                                   1,900                 113,335
Sealed Air*                                                        800                  44,936
Whirlpool                                                          400                  33,504
                                                                                      --------
                                                                                       336,239
                                                                                      --------
Financial Services  24.3%
American International Group                                     1,100                  75,053
Bank of America                                                  2,400                 110,760
BB&T                                                               800                  33,528
Citigroup                                                        2,800                 135,884
Hartford Financial Services Group                                  900                  77,301
Marsch & Mclennan                                                2,500                  79,400
Merrill Lynch                                                      800                  54,184
Morgan Stanley                                                   1,100                  62,414
National City                                                    2,100                  70,497
U.S. Bancorp                                                     2,400                  71,736
Wachovia                                                           700                  37,002
Washington Mutual                                                1,700                  73,950
                                                                                      --------
                                                                                       881,709
                                                                                      --------
Healthcare  5.2%
Health Management Associates                                     2,300                  50,508
Merck                                                            2,900                  92,249
Triad Hospital*                                                  1,200                  47,076
                                                                                      --------
                                                                                       189,833
                                                                                      --------
Industrial Goods  3.9%
Ingersoll-Rand                                                   1,900                  76,703
Masco Corporation                                                2,100                  63,399
                                                                                      --------
                                                                                       140,102
                                                                                      --------
Services  14.2%
Amerisource Bergen                                               1,000                  41,400
BJs Wholesale*                                                  2,000                  59,120
Canadian Pacific                                                   900                  37,755
CSX                                                              1,500                  76,155
CVS Corp.                                                        2,700                  71,334
Disney                                                           2,800                  67,116
Union Pacific                                                    1,100                  88,561
Wal-Mart                                                         1,600                  74,880
                                                                                      --------
                                                                                       516,321
                                                                                      --------
Technology  7.8%
Hewlett-Packard                                                  3,000                  85,890
Intel                                                            1,400                  34,944
International Rectifier*                                         1,000                  31,900
Microsoft                                                        1,300                  33,995
Nokia                                                            2,000                  36,600
Verizon Communications                                           2,000                  60,240
                                                                                      --------
                                                                                       283,569
                                                                                      --------
Utilities 6.6%
American Electric Power                                          2,700                 100,143
Dominion resources                                                 900                  69,480
Public Service Enterprise Group                                  1,100                  71,467
                                                                                      --------
                                                                                       241,090
                                                                                      --------
Total Common Stocks (Cost $2,852,803)                                                3,477,825

SHORT-TERM INVESTMENTS 4.9%
Federated Prime Value Obligations #853                         150,000                 150,000
Federated Treasury Cash Reserves  #125                          28,000                  28,000
                                                                                    ----------
Total Short-Term Investments (cost: $178,000)                                          178,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  100.6% (COST $3,030,803)                     3,655,825

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.6)%                               (20,183)
                                                                                    ----------
NET ASSETS APPLICABLE TO 312,251 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,635,642
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments
December 30, 2005

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  93.6%
Basic Materials  11.0%
Grey Wolf, Inc.*                                                 6,400                 $49,472
Maverick Tube*                                                   2,600                 103,636
Newfield Exploration                                             1,200                  60,084
Remington Oil & Gas*                                             1,000                  36,500
Cinmarex Energy*                                                   600                  25,806
Albany International                                             2,000                  64,220
                                                                                      --------
                                                                                       275,498
                                                                                      --------
Conglomerates  2.6%
Telefex                                                          1,000                  64,980
                                                                                      --------
                                                                                        64,980
                                                                                      --------
Consumer Goods  20.0%
AO Smith                                                         2,400                  84,240
AptarGroup                                                       1,800                  93,960
Borg Warner Automotive                                           1,300                  78,819
Church & Dwight                                                  2,450                  80,924
Clarcor                                                            400                  11,884
Libbey                                                           1,300                  13,286
TC 2 Corp*                                                       1,600                  56,832
Tupperware                                                       1,600                  35,840
West Pharmaceutical Services                                     1,800                  45,054
                                                                                      --------
                                                                                       500,839
                                                                                      --------
Financial  6.4%
Protective Life                                                  1,900                  83,163
Scottish Re Group                                                2,200                  54,010
IPC Holdings                                                       900                  24,642
                                                                                      --------
                                                                                       161,815
                                                                                      --------
Healthcare  7.4%
Chattem*                                                           700                  25,473
Conmed*                                                          1,900                  44,954
PolyMedica                                                       1,800                  60,246
Prestige Brands Holdings*                                        4,400                  55,000
                                                                                      --------
                                                                                       185,673
                                                                                      --------
Industrial Groups  12.4%
Albany International                                             2,000                  72,320
Belden CDT                                                       3,900                  95,277
Granite Construction                                               700                  25,137
Lafarge                                                            800                  44,016
RPM                                                              4,300                  74,691
                                                                                      --------
                                                                                       311,441
                                                                                      --------
Services  21.5%
Arkansas Best                                                    2,300                 100,464
Applebees                                                        1,500                  33,885
BJs Wholesale*                                                  2,300                  67,988
CBRL                                                             1,300                  45,695
Claires Stores                                                  1,300                  37,986
Landrys Seafood Restaurants                                     1,000                  26,710
Nash Finch                                                       1,300                  33,124
Offshore Logistics*                                              1,400                  40,880
Owens & Minor                                                    1,400                  25,410
OMI Corp                                                         2,300                  63,319
Performance Food Group*                                            700                  19,859
Supervalue                                                         500                  16,240
YRC Worldwide*                                                     600                  26,766
                                                                                      --------
                                                                                       538,326
                                                                                      --------
Technology  6.5%
Bel Fuse, Inc.                                                   1,600                  50,880
InPhonic*                                                        3,900                  33,891
International Rectifier*                                         1,100                  35,090
Technitrol                                                       2,600                  44,460
                                                                                      --------
                                                                                       164,321
                                                                                      --------
Utilities  5.8%
Piedmont Natural Gas                                             3,500                  84,560
Questar                                                            800                  60,560
                                                                                      --------
                                                                                       145,120
                                                                                      --------

Total Common Stocks (Cost $1,924,210)                                                2,348,013

SHORT-TERM INVESTMENTS  10.7%
Federated Prime Value Obligations Fund #853                    120,000                 120,000
Federated Treasury Cash Reserves #125                          120,000                 120,000
First Western Collective Asset                                  28,000                  28,000
                                                                                    ----------
Total Short-Term Investments (Cost $268,000)                                           268,000

TOTAL MARKET VALUE OF SECURITIES OWNED  104.3% (COST $2,192,210)                     2,616,013

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (4.3)%                               (106,946)
                                                                                    ----------

NET ASSETS APPLICABLE TO 175,241 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,509,067
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 30, 2005

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $12,212,353                  $6,642,679             $3,030,803            $2,192,210
                                ------------------------------------------------------------------------------------
Value                            12,322,227                   6,667,734              3,655,825             2,616,013
Cash                                  1,514                       3,055                    262                 3,199
Receivable for fund shares sold         124                           0                  5,775                 1,910
Receivable from manager              51,588                           0                      0                     0
Prepaid assets                        2,672                           0                      0                12,539
Security sales receivable                 0                           0                 34,517                     0
Interest & dividends receivable     135,598                      71,219                  7,909                 3,088
                                ------------------------------------------------------------------------------------
Total assets                     12,513,723                   6,743,047              3,670,989             2,637,482
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable                0                     174,185                      0                     0
Payable for shares redeemed          55,392                           0                      0                     0
Distributions payable                39,362                      20,592                 26,376               119,341
Other accounts payable and
   accrued expenses                  10,587                       7,744                  8,971                 9,074
                                ------------------------------------------------------------------------------------
Total liabilities                   105,341                     202,521                 35,347               128,415
                                ------------------------------------------------------------------------------------
NET ASSETS                       12,408,382                   6,540,526              3,635,642             2,509,067
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT December 30, 2005
Capital shares, $0.001 par value,
  unlimited shares authorized    12,392,370                   6,559,970              3,147,980             2,089,729
Net unrealized appreciation
 (depreciation)                     109,874                      25,055                625,022               423,803
Accumulated net realized gain
  (loss) on investments             (93,862)                    (44,499)              (137,360)                    0
Undistributed net investment
  income (loss)                           0                           0                      0                (2,381)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $12,408,382                  $6,540,526             $3,635,642            $2,509,067
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $12,408,382                  $6,540,526             $3,635,642            $2,509,067
Shares outstanding                1,236,208                     644,755                312,251               175,241
Net asset value per share            $10.04                      $10.14                 $11.64                $14.32
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.43                      $10.54                 $12.28                $15.11
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the six months ended December 30, 2005

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $525,904                   $265,544                  $     0              $     0
Dividends                           9,780                      3,302                   69,819               30,320
                               -------------------------------------------------------------------------------------
Total investment income           535,684                    268,846                   69,819               30,320
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           62,751                     31,895                   22,526               21,082
Administrative fees                12,550                      6,379                    3,218                2,108
Distribution fees                  31,299                     15,947                   12,872                8,433
Transfer agent fees                 3,502                      1,859                    3,812                3,259
Accounting fees                     6,275                      3,190                    1,614                1,096
Professional fees                   8,394                      8,490                    8,417                8,362
Insurance                           3,204                      1,498                      782                  450
Trustee fees                        1,349                      1,346                    1,353                1,360
Registration fees                   1,005                        126                      637                  681
Custodian fees                      3,468                      3,469                    3,415                3,420
Other                                 112                         80                      372                  195
                               -------------------------------------------------------------------------------------
 Total expenses                   133,909                     74,279                   59,018               50,446
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (65,270)                   (41,214)                 (15,575)             (15,661)
                               ------------------------------------------------------------------------------------
Net expenses                       68,639                     33,065                   43,443               34,785
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      467,045                    235,781                   26,376               (4,465)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (50,681)                   (16,197)                 208,512              117,983
Net change in unrealized
  appreciation (depreciation)
  of investments                 (176,258)                   (75,800)                 (12,615)            (23,903)
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (226,939)                   (91,997)                 195,897               94,080
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $240,106                   $143,784                 $220,273              $89,615
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 30, 2005

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $467,045                   $235,781                $26,376               $(4,465)
Net realized gain (loss)
   on investments                  (50,681)                   (16,197)               208,512               117,983
Net change in unrealized
   appreciation (depreciation)
   of investments                 (176,258)                   (75,800)               (12,615)              (23,903)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  240,106                    143,784                222,273                89,615
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (467,045)                  (235,781)               (26,376)                    0
Net realized gains                       0                          0                      0              (119,340)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (467,045)                  (235,781)               (26,376)             (119,340)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,390,572                    712,016                880,163               982,915
Proceeds from reinvestment
  of distributions                 307,649                    141,849                 13,522                29,579
Cost of shares repurchased      (2,268,804)                  (307,612)              (542,077)             (188,253)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                     429,417                    546,253                351,608               824,241
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $202,478                   $454,256               $547,505              $794,516
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,205,904                 $6,086,270             $3,088,137            $1,714,551
                               -------------------------------------------------------------------------------------
End of period                  $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2004

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $467,382                   $201,952                $13,634               $(6,774)
Net realized gain (loss)
   on investments                      354                    (10,980)                (5,153)               38,977
Net change in unrealized
   appreciation (depreciation)
   of investments                   10,976                      8,266                234,632               222,381
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                   478,712                   199,238                243,113               254,584
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (467,382)                  (201,952)               (13,634)                    -
Net realized gains                       -                          -                      -               (29,579)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (467,382)                  (201,952)               (13,634)              (29,579)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,832,422                  1,980,510                340,357               403,263
Proceeds from reinvestment
  of distributions                 328,201                    129,141                 16,147                     -
Cost of shares repurchased      (2,600,299)                  (802,095)              (242,465)             (163,353)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                    (439,676)                 1,307,556                114,039               239,910
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS               $(428,346)                $1,304,842               $343,518              $464,915
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,634,250                 $4,781,428              $2,744,619           $1,249,636
                               -------------------------------------------------------------------------------------
End of period                  $12,205,904                 $6,086,270              $3,088,137           $1,714,551
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-
                                            12/30/05      12/31/04      12/31/03     12/31/02    12/31/01
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $10.22        $10.20        $10.18        $9.74        $9.82
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.38          0.38          0.42         0.46         0.51
Net realized and unrealized gain
   (loss) on investments                     (0.18)         0.02          0.02         0.48        (0.08)
                                            ---------------------------------------------------------------
Total from investment operations              0.20          0.40          0.44         0.94         0.43
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                        (0.38)        (0.38)        (0.42)       (0.46)       (0.51)
Net realized gains                            0.00          0.00          0.00        (0.04)        0.00
                                            ---------------------------------------------------------------
Total distributions                          (0.38)        (0.38)        (0.42)       (0.50)       (0.51)
                                            ---------------------------------------------------------------
Net asset value, end of period               $10.04       $10.22        $10.20       $10.18        $9.74
                                            ---------------------------------------------------------------
Total return1                                  1.96%        4.05%         4.45%        9.90%        4.48%
                                            ----------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $12,408     $12,206       $12,634       $8,513       $3,549
Ratio of net expenses to average net assets     0.55%2,     0.41%2        0.31%2      0.15%2        0.06%2
Ratio of net investment income to
   average net assets                           3.71%       3.78%         4.13%       4.58%         5.06%
Portfolio turnover rate                        24.59%      26.55%        24.72%      40.09%         6.14%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund Management, LLC waived fees and reimbursed expenses totaling $65270, $80,645, $81,954, $67,712, $30,300 and $17,505. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.06%, 1.06%, 1.09%, 1.30%, and 1.60% respectively.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-
                                            12/30/05      12/31/04      12/31/03     12/31/02    12/31/01
                                            ----------------------------------------------------------------
Net asset value, beginning of period        $10.29        $10.29        $10.25       $9.76       $9.95
                                            ----------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.38          0.38          0.42        0.47        0.51
Net realized and unrealized gain
   (loss) on investments                     (0.15)          0.00          0.04        0.49       (0.19)
                                            ----------------------------------------------------------------
Total from investment operations              0.23          0.38          0.46        0.96        0.32
                                            ----------------------------------------------------------------
Less distributions from:
Net investment income                        (0.38)        (0.38)        (0.42)      (0.47)      (0.51)
Net realized gains                            0.00          0.00          0.00        0.00        0.00
                                            ----------------------------------------------------------------
Total distributions                          (0.38)        (0.38)        (0.42)      (0.47)      (0.51)
                                            ----------------------------------------------------------------
Net asset value, end of period              $10.14        $10.29        $10.29      $10.25       $9.76
                                            ----------------------------------------------------------------
Total return1                                 2.24%         3.76%         4.60%      10.07%       3.26%

Ratios/supplemental data:
Net assets, end of period (000s)           $6,541        $6,086        $4,781      $2,059      $1,614
Ratio of net expenses to average net assets   0.52%2,       0.44%2        0.36%2      0.22%2      0.11%2
Ratio of net investment income to
   average net assets                         3.70%         3.68%         4.06%       4.73%       4.85%
Portfolio turnover rate                      17.61%        22.36%         7.49%      27.95%       3.83%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $41,214, $40,375, $32,710, $30,993, $16,352 and $15,441.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.16%, 1.18%, 1.32%, 1.90% and 2.57% respectively.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-
                                            12/30/05      12/31/04      12/31/03     12/31/02    12/31/01
                                            ----------------------------------------------------------------
Net asset value, beginning of period        $10.88        $10.06         $8.20       $10.74      $11.08
                                            ----------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.08          0.05          0.06         0.06        0.04
Net realized and unrealized gain
   (loss) on investments                      0.76          0.82          1.86        (2.54)      (0.34)
                                            ----------------------------------------------------------------
Total from investment operations              0.84          0.87          1.92        (2.48)      (0.30)
                                            ----------------------------------------------------------------
Less distributions from:
Net investment income                        (0.08)         (0.05)        (0.06)       (0.06)      (0.04)
Net realized gains                            0.00          0.00          0.00         0.00        0.00
                                            ----------------------------------------------------------------
Total distributions                          (0.08)         (0.05)        (0.06)       (0.06)      (0.04)
                                            ----------------------------------------------------------------

Net asset value, end of period              $11.64        $10.88        $10.06        $8.20      $10.74
                                            ----------------------------------------------------------------
Total return1                                 7.76%         8.63%        23.42%      (23.08)%     (2.73)%

Ratios/supplemental data:
Net assets, end of period (000s)           $3,636        $3,088        $2,745       $1,962      $2,143
Ratio of net expenses to average net assets   1.34%2        1.34%2        1.35%2       1.35%2      1.35%2
Ratio of net investment income to
   average net assets                         0.81%         0.47%         0.73%        0.71%       0.37%
Portfolio turnover rate                      37.51%        25.70%        26.75%       36.52%      27.59%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,575, $14,372, $15,021, $20,422, $15,184 and $17,512.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.82%, 1.84%, 2.02%, 2.34% and 2.10% respectively.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/05-     01/01/04-    01/01/03-    01/01/02-    05/03/011-
                                            12/30/05      12/31/04     12/31/03     12/31/02     12/31/01
                                            ---------------------------------------------------------------
Net asset value, beginning of period         $14.40        $12.43        $9.35       $10.26       $10.00
                                             --------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                  (0.03)        (0.06)       (0.03)       (0.03)        0.00
Net realized and unrealized gain
 (loss) on investments                         0.63          2.22         3.11        (0.88)        0.26
                                             --------------------------------------------------
Total from investment operations               0.60          2.16         3.08        (0.91)        0.26
                                             --------------------------------------------------
Less distributions from:
Net investment income                          0.00          0.00         0.00         0.00         0.00
Net realized gains                            (0.68)         (0.25)        0.00         0.00         0.00
                                             --------------------------------------------------
Total distributions                           (0.68)         (0.25)        0.00         0.00         0.00
                                             --------------------------------------------------
Net asset value, end of period               $14.32        $14.40       $12.43        $9.35       $10.26
                                             --------------------------------------------------

Total return2                                  4.18%        17.86%       32.94%       (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000s)            $2,509        $1,715       $1,250         $604         $321
Ratio of net expenses to average net assets    1.65%3        1.65%3       1.65%3       1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                   (0.21)%       (0.46)%      (0.37)%4     (0.41)%      (0.28)%4
Portfolio turnover rate                       21.93%        15.39%       14.77%       16.24%        1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,661, $7,623, $14,316,$12,883, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.39%, 2.63%, 3.16%, 5.24% and 5.67% respectively.



The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 30, 2005

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended
December 30, 2005 and December 31, 2004 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap        Small-Cap
                                 Montana              North Dakota          Value Fund       Value Fund
                            ---------------------------------------------------------------------------------
                            2005       2004       2005       2004     2005      2004       2005      2004
                            ---------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $467,045   $467,382   $235,781   $201,952       $0        $0         $0        $0
    Ordinary income               $0         $0         $0         $0  $26,376   $13,634         $0        $0
    Long-term capital gain        $0         $0         $0         $0       $0        $0   $119,340   $29,579


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap        Small-Cap
                                        for Montana       for North Dakota      Value Fund       Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period   For the Period
                                       from 01/01/05        from 01/01/05       from 01/01/05    from 01/01/05
                                     through 12/30/05     through 12/30/05    through 12/30/05 through 12/30/05
                                     --------------------------------------------------------------------------
Shares sold                                235,903              69,583           76,598             67,446
Shares issued in reinvestment
 of distributions                           30,381              13,863            1,243              2,054
Shares redeemed                           (224,752)            (30,175)         (49,537)           (13,339)
                                     --------------------------------------------------------------------------
Net Increase (Decrease)                     41,532              53,271           28,304             56,161
                                     --------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the
Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free Fund for Montana recognized $50,892 of investment advisory fees after a partial waiver for the year ended December 30, 2005. On December 30, 2005, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,328. The Tax-Free Fund for North Dakota recognized $18,055 of investment advisory fees after a partial waiver for the year ended
December 30, 2005. On December 30, 2005, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $1,520. The Large-Cap Fund recognized $22,526 of investment advisory fees after a partial waiver for the year ended December 30, 2005. On December 30, 2005, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $2,114. The Small-Cap Fund recognized $19,589 of investment advisory fees after a partial waiver for the year ended December 30, 2005. On December
30, 2005, the Small-Cap Fund had a payable to VFM for investment advisory fees of $2,172. Under a sub-advisory agreement between Fox Asset Management, LLC (the sub-adviser) and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Funds daily net assets of up to $100 million and 0.35% to the Large-Cap Funds daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Funds daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. For the year ended December 30, 2005 the Large-Cap Fund recognized $34 for transfer-agent services. After the Fee waivers, no other fees for administrative services, portfolio accounting And transfer agent services were recognized by the Funds. On December 30, 2005 Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $30, $21, $105 and $61, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts.
For the year ended December 30, 2005, the Tax-Free Fund for Montana recognized $214, Large-Cap Value Fund recognized $5,907 and Small-Cap Fund recognized
$676 of 12b-1 fees after a partial waiver. On December 30, 2005, the Large-Cap Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $517 and $129, respectively. Tax-Free Fund for North Dakota recognized no 12b-1 fees after the waiver.

For the year ending December 30, 2005, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $10,777, $1,757, $4,367 and $5,647 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On December 30, 2005 the Tax-Free Fund for Montana, Tax-Free for North Dakota, Large-Cap Fund and Small-Cap Fund had
 payables to VFD for underwriting fees of $540, $278, $92 and $245, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

As of December 30, 2005, Tax-Free Fund for Montana had a receivable from VFM For $51,588.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 30, 2005, the Funds most recently completed year end, Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Value Fund had capital losses of $93,862, $44,499 and $137,360 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At December 30, 2005, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $12,212,353               $6,642,679               $3,030,803            $2,192,210
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                165,590                   68,165                  671,653               479,796
Unrealized depreciation                (55,716)                 (43,110)                 (46,631)              (55,993)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $109,874                  $25,055                 $625,022              $423,803
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2005 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 -----------------------------------------------------------------------------------
Purchases                         $3,956,886                  $1,064,189            $1,484,995           $1,149,925
Sales                             $3,094,176                  $1,123,246            $1,215,536             $463,235

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
ADVISORY CONTRACT APPROVAL DISCUSSION
(Unaudited)

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreements.

In considering whether to approve the Investment Management Agreement, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the resources, experience and expertise of the adviser; (2) the performance of the Funds and the adviser; (3) the financial capability of the adviser; (4) the compliance history of the adviser; (5) the performance of the funds in comparison to similarly managed funds; (6) the amount of the contractual advisory fee in comparison to similarly managed funds; (7) the profitability of the adviser; (8) the extent of any economies of scale; and (9) the e existence of any collateral benefits realized by the adviser and by the Funds.

On the basis of the information provided to the Trustees for their review, the following conclusions were reached: (1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Funds have similar expense structures to the other funds; (2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a similar expense structure to the other funds; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap
Value Fund has a similar expense structure to the other funds; (4) a comparison of the management fees charged by the Adviser seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory;
(6) the overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Trustees;
(7) the Trustees discussed the fact that the Adviser does not benefit from economies of scale due to its relationship to the Funds as the Viking Funds are relatively small and are its only clients; (8) the Trustees discussed the profitability issues regarding the Adviser and felt comfortable with the direction of the Adviser and its prospects for future profitability.

In reviewing the Sub-Advisory Agreements, the Trustees considered the proposed sub-advisory fees compared to the level of sub-advisory fees paid by other similar funds, past performance and the nature and quality of the services provided. On the basis of the information provided for their review, the Trustees reached the following conclusions: (1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC (Fox) are satisfactory; (2) Fox has a good long-term track record in managing value accounts; (3) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by comparable mutual funds and separately managed accounts; (4) the investment performance of Fox has lagged the last couple of years but appears to be improving during the last year and year-to-date; (5) the Trustees are atisfied with Fox regarding its staffing and capabilities to manage the Value funds, including the retention of personnel with significant portfolio management experience.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
December 30, 2005

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

?	Transaction costs, including sales charges (loads) on Fund purchases; and

?	Ongoing Fund costs, including management fees, distribution and service
   (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The Ending Account Value is derived from each Funds actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 ? $1,000 = 8.6.

2. Multiply the result by the number under the heading Expenses Paid During Period for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Funds actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transactions costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 07/01/05       Value 12/30/05   Period1 07/01/05-12/30/05
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,003.14              $2.762
Hypothetical (5% return before expenses)      $1,000.00           $1,022.31              $2.792

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,001.11              $2.613
Hypothetical (5% return before expenses)      $1,000.00           $1,022.45              $2.643

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $1,028.07              $6.86
Hypothetical (5% return before expenses)      $1,000.00           $1,018.30              $6.83

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,032.34              $8.41
Hypothetical (5% return before expenses)      $1,000.00           $1,016.80              $8.34

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.52%; Viking Tax-Free Fund for North Dakota:
0.52%; Viking Large-Cap Value Fund: 1.35%; and Viking Small-Cap Value Fund:
1.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

2Expenses for the Viking Tax-Free Fund for Montana have increased since the Funds most recent fiscal half-year. Had the current expense ratio of the Fund, 0.55%, been in place throughout the entire most recent fiscal half-year, the Actual Expenses Paid During Period would have been $2.75 and the Hypothetical Expenses Paid During Period would have been $2.76.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SECs Internet site at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Funds second and fourth fiscal quarters on the Form N-CSR(S). The semi-annual and annual reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q and N-CSR(S) are available on the SECs website at http://www.sec.gov. The Funds Form N-Q and N-CSR(S) may be reviewed and copied at the SECs Public Reference Room in Washington, DC and the information on the operation of the Public Reference Room in may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
December 30, 2005

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz                81             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
116 1st St SW Suite C                                                         Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Shannon D. Radke                39             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       68             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              39             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shirley R. Martz
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-NCSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Viking Mutual Funds board of trustees has determined that there is one audit committee financial expert serving on its audit committee. Shirley Martz is the audit committee financial expert and is considered independent. In order to be considered independent, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an interested person of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     The aggregate fees billed by registrants independent public accountants, Brady Martz & Associates (BMA) for each of the last two fiscal years for professional services rendered in connection with the audit of registrants annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $41,600 for the year ended December 30, 2005, and $18,800 for the year ended December 31, 2004.

     (b)  Audit-Related Fees

Not Applicable

     (c)  Tax Fees

     The aggregate tax fees BMA billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $2000 for the year ended December 30, 2005, and $2000 for the year ended December 31 2004. The aggregate tax fees BMA billed to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for tax compliance, tax advice, and tax planning services were $0 for the year ended December 30, 2005, and $860 for the year ended December 31 2004.

     (d)  All Other Fees

Not Applicable

     (e)  (1)  Not Applicable
          (2) 100% of the applicable services for the registrant described in paragraph (c) of this item were approved by the audit committee.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by BMA to registrant and to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for the fiscal years ending December 30, 2005, and December 31, 2004, were $2000 and $2860.

     (h) The registrants audit committee considered and determined that the provision of nonaudit services that were rendered to the registrants investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not preapproved pursuant to paragraph (c)(7)(ii) of rule 2 01 of regulation S X were not incompatible with maintaining the principal accountants independence.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included  as  part  of  report  to  shareholders  under  Item  1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. The registrant has modified its internal controls over financial reporting, including additional separation of responsibilities between accounting and reconciliation and between accounting and authorized signatory functions.

ITEM 12 EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and Attached as an exhibit.

(a)(2) The certifications required by rule 30(a)2(a) under the Investment Company Act of 1940 is filed and attached as an exhibit.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer


By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Financial Officer


Date:  March 10, 2006